Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility		87.00%
Dividend yield	0.00%	0.00%
Stock price	$ 2.40
Forfeiture rate	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	89.00%
Expected Term	4 years	5 years
Risk-free interest rate	0.77%	1.50%
Stock price		5.52
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	96.00%
Expected Term	6 years	10 years
Risk-free interest rate	0.89%	2.00%
Stock price		5.76